STOCK OPTIONS (Details 1) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Share price	$ 0	$ 0
Exercise price	$ 0	$ 0	$ 0.30
Share price, maximum			1.30
Share price, minimum			$ 0.40
Risk-free interest rate, minimum			2.93%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life in years	0 years	0 years	10 years
Expected volatility	0.00%	0.00%
Risk-free interest rate	0.00%	0.00%
Risk-free interest rate, maximum			3.57%
Expected volatility, maximum			119.84%
Expected volatility, minimum			116.39%